Share-Based Compensation Expense (Details) - Schedule of Fair Value of New Award on the Acquisition Date and the Amount Allocated to Consideration	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of New Award on the Acquisition Date and the Amount Allocated to Consideration [Abstract]
Allocated to consideration	$ 15,578
Allocated to post-combination services	5,941,563
Total fair value of rights	$ 5,957,141